SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
SCHEDULE OF REPORTABLE BUSINESS SEGMENTS

For the six months ended June 30, 2023

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization
Healthcare	$216,692	$156,946	$59,746	$(76,442)	$-
Motor controller	-	-	-	-	-
Segment Totals	$216,692	$156,946	$59,746	(76,442)	$-
Other Loss, net				(457)
Income tax benefits				-
Unallocated Assets
Net Loss				$(76,899)

For the six months ended June 30, 2022

	Revenue	Cost of revenue	Gross profit	Loss from operations	Depreciation and amortization
Healthcare	$-	$-	$-	$-	$-
Motor controller	-	-	-	(146,239)	3,667
Segment Totals	$-	$-	$-	(146,239)	$3,667
Other Loss, net				(229)
Income tax benefits				-
Unallocated Assets
Net Loss				$(146,468)

As of June 30, 2023 and December 31, 2022

	As of June 30, 2023	As of December 31, 2022
	(Unaudited)
Healthcare	$266,249	$59,720
Motor controller	14,249	14,982
Segment Totals	280,498	74,702
Unallocated Assets	-	-
Total Assets	$280,498	$74,702